UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

                 	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-3578

					Aquila Three Peaks High Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31/08

				Date of reporting period:	6/30/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



SEMI-ANNUAL
REPORT

JUNE 30, 2009

                               AQUILA THREE PEAKS
                                HIGH INCOME FUND

                  [LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
            SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOARING EAGLE]

                                 A fund designed
                                  for investors
                                     seeking
                               high current income

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS (R)

[LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOARING EAGLE]

                       AQUILA THREE PEAKS HIGH INCOME FUND

                           "CAREFUL RESEARCH UNCOVERS
                            PROMISING POSSIBILITIES"

                                                                    August, 2009

Dear Fellow Shareholder:

Encouraging economic data sparked strong price appreciation for most asset classes during the second quarter of 2009. Many companies turned to the capital markets to bolster liquidity, strengthen their balance sheets, repay debt and extend debt maturities. Lending on the corporate front picked up to some extent as the quarter progressed and while lending on the personal consumer front remains relatively weak compared to historical standards, it has also seen some revival. By many indications, we believe an economic bottoming is in the process of occurring. However, it remains to be seen as to how exactly the U.S. and global economies will emerge from this downturn.

PERFORMANCE OVERVIEW

Aquila  Three  Peaks High Income  Fund Class A shares  posted  returns of 5.40%,
5.31%, 5.52% and 5.56% for its A, C, I and Y shares, respectively, for the quarter ended June 30, 2009.

RELATIVE PERFORMANCE - Our underweight stance in the Caa and Ca-D segments, which posted strong gains during the second quarter, had an impact upon the Fund's relative performance. Additionally, the Fund, by design, had minimal to no weighting in the gaming, retailers, building materials and financial institution segments, which were among the best performing sectors during the second quarter. Despite their recent performance, we continue to remain cautious on these industries given their cyclical nature.

DEFAULT RATE - As we had been expecting, the number and the dollar amount of defaults has increased meaningfully during 2009. Year to date, 52 companies have defaulted on a total of $68.1 billion in bonds. The previous yearly record for defaulted debt was 2001, when defaulted debt totalled $56 billion. We continue to believe, however, that the market can withstand an increase in the default rate. It is also important to point out that the default trend has eased as the markets have become more comfortable and allowed some companies access to capital and the ability to avoid bankruptcy. As a result, the default trends actually improved during the quarter with only six companies defaulting in May and five in June. Since one of our goals is to never own a defaulted bond, we remain extremely critical of companies' ability to weather these tougher economic conditions and their uses of cash flow and needs for capital.

DEMAND - According to AMG Data Services, high-yield mutual funds have now experienced eight consecutive months of inflows. Year-to-date, high-yield mutual funds have welcomed $17.4 billion in new assets, more than four times the $4.2 billion of inflow during the same time last year, and the most significant inflow of funds into the asset class since 2003.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

NEW-ISSUE REVIEW - The new issue market was very strong during the second quarter. The market priced 114 issues in the second quarter totaling $55.0 billion, easily surpassing new issue activity seen over the past five quarters and making it one of the most active quarters on record. Year-to-date, 144 issues have priced for a total of $68.4 billion, which has already easily surpassed the 115 deals for $52.9 billion that priced during all of 2008.

WHAT'S AHEAD?

We expect that the capital markets will continue to have many issues to contend with as we progress through 2009. The most important and the toughest to decipher is the speed or velocity of the economic recovery and whether or not there will be a potential double-dip prior to a true economic rebound.

The high-yield market is expected to continue to focus on all data surrounding the global economy and the U.S. consumer and financial system. We remain closely attuned to the potential impact the White House could have on the industries and holdings within our portfolio. Additionally, while it seems the market is becoming less concerned with the possibility that companies may not be able to access capital, we remain cautious with regard to companies that have near-term debt maturities or large capital expenditures. We additionally continue to remain very cautious on industries geared towards consumer discretionary spending.

Lastly, we remain very aware of the powerful policy actions announced by the Federal Reserve, the U.S. Treasury and the White House, and the unprecedented liquidity measures designed to promote lending and economic stabilization. While it seems as though many of these measures are working, as seen by the slight improvement in some economic indicators and the strength in the corporate bond markets from a return and new issuance stand point, we remain concerned about a potential double-dip scenario which would indicate they may not be working.

STRATEGY AS WE PROGRESS THROUGH 2009

Our strategy will remain highlighted by what we believe to be a conservative approach to high-yield given the recent market price appreciation, heightened default activity and a still fragile economy. It remains our goal to provide our clients with the maximum total return feasible, while preserving capital. We have sought to maintain a well-disciplined approach to this asset class whereby we place a great deal of importance on downside protection. We follow a large universe of companies, routinely reviewing earnings reports, corporate developments, trading activity and other important data. We continue to believe there is no substitute for speaking to management directly and therefore we deploy significant resources in making numerous face-to-face visits. Our analysts then form various best-to-worst case scenarios and conduct probability analysis, which in turn dictates whether an individual security is added to the portfolio.

We place a high premium on our own research process and the data points we gather from our own analytical methods. We believe there are many fundamental challenges across the corporate and economic landscape that must be monitored closely and have a looming concern that the consumer is still struggling or fearful of spending. We believe that credit selection will remain of the utmost

                      NOT A PART OF THE SEMI-ANNUAL REPORT
importance and our approach should continue to be perceived as prudent given continued uncertainty surrounding the capital markets and the global economic landscape.

We continue to look for fiscally responsible management teams that are fully committed to de-leveraging their balance sheet. We will seek to maintain our discipline of minimizing volatility by generally avoiding bonds that appear to have stock-like characteristics, Finally, given the continued geopolitical unrest around the world, we will continue to minimize owning credits with extensive operations abroad.

In summary, we remain committed to a strong research process that not only uncovers new opportunities in the high-yield universe but also includes detailed analysis of every credit we own. We will continue our efforts to balance the risks of the current economy with the opportunities presented in high-yield to construct what we believe to be a very compelling risk-return profile.

Thank you for your continued support and investment.

                                   Sincerely,

/s/ Sandy Rufenacht                                     /s/ Diana P. Herrmann

Sandy Rufenacht                                         Diana P. Herrmann
Portfolio Manager                                       President

Performance data is based on past performance and does not guarantee future results. Current performance may be higher or lower. Data current to the most recent month end is available at 800-437-1020 or www.aquilafunds.com. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return calculations include changes in share price and reinvestment of dividends and capital gain distributions in a hypothetical investment for the period shown. Class A shares have a maximum sales charge of 4.00%; Class C shares have no initial sales charge, but a 1.00% contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase. Class Y shares have no initial and no contingent deferred sales charge and are available only through certain financial institutions. Other classes of shares are offered and their performance will vary due to differences in sales charges and fees. An explanation of the share classes appears in the Fund prospectus. Management has contractually undertaken to waive fees and/or reimburse Fund Expenses through December 31, 2009. Returns would have been less if full management fees and expenses were applied.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                      AQUILA THREE PEAKS HIGH INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (94.2%)                                                      VALUE
--------------    ----------------------------------------------------------               --------------
                  ADVERTISING AGENCIES (0.2%)
                  Interpublic Group of Companies, Inc.
$      345,000    10.000%, 07/15/17, 144A ..................................               $      347,587
                                                                                           --------------

                  APPAREL MANUFACTURERS (4.2%)
                  Levi Strauss & Co.
     5,000,000    9.750%, 01/15/15 .........................................                    4,912,500
                  Phillips -Van Heusen Corp.
     1,450,000    8.125%, 05/01/13 .........................................                    1,424,625
                  Warnaco, Inc.
     1,000,000    8.875%, 06/15/13                                                              1,010,000
                                                                                           --------------
                                                                                                7,347,125
                                                                                           --------------

                  BEVERAGE - WINE/SPIRITS (2.3%)
                  Constellation Brands, Inc.
     4,000,000    8.375%, 12/15/14 .........................................                    4,010,000
                                                                                           --------------

                  CABLE/SATELLITE TV (7.9%)
                  DIRECTV Holdings LLC
     6,750,000    8.375%, 03/15/13 .........................................                    6,766,875
                  EchoStar DBS Corp.
     7,500,000    6.625%, 10/01/14 .........................................                    6,918,750
                                                                                           --------------
                                                                                               13,685,625
                                                                                           --------------

                  CASINO HOTELS (0.5%)
                  MGM Mirage, Inc.
       845,000    10.375%, 05/15/14, 144A ..................................                      876,688
                                                                                           --------------

                  CELLULAR TELECOMMUNICATIONS (7.1%)
                  Cricket Communications, Inc.
     2,250,000    9.375%, 11/01/14 .........................................                    2,216,250
                  iPCS, Inc.
     2,250,000    3.152%, 05/01/13 (Floating Rate Note) ....................                    1,777,500
                  MetroPCS Wireless, Inc.
     6,750,000    9.250%, 11/01/14 .........................................                    6,707,813
                  Nextel Communications, Inc.
     2,000,000    6.875%, 10/31/13 .........................................                    1,655,000
                                                                                           --------------
                                                                                               12,356,563
                                                                                           --------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                  VALUE
--------------    ----------------------------------------------------------               --------------
                  COAL (0.7%)
                  Peabody Energy Corp.
$    1,250,000    6.875%, 03/15/13 .........................................               $    1,237,500
                                                                                           --------------

                  COMMERCIAL SERVICES (2.3%)
                  Iron Mountain, Inc.
     4,250,000    7.750%, 01/15/15 .........................................                    4,080,000
                                                                                           --------------

                  CONTAINERS - METAL/GLASS (4.7%)
                  Crown Americas Capital Corp.
     4,750,000    7.625%, 11/15/13 .........................................                    4,631,250
                  Owens-Brockway Glass Container, Inc.
     3,500,000    8.250%, 05/15/13 .........................................                    3,517,500
                                                                                           --------------
                                                                                                8,148,750
                                                                                           --------------

                  CONTAINERS - PAPER/PLASTIC (1.1%)
                  Graham Packaging Co.
     2,000,000    8.500%, 10/15/12 .........................................                    1,930,000
                                                                                           --------------

                  DIALYSIS CENTERS (2.3%)
                  DaVita, Inc.
     4,250,000    6.625%, 03/15/13 .........................................                    4,005,625
                                                                                           --------------

                  DIVERSIFIED OPERATIONS (0.7%)
                  Kansas City Southern Railway Co.
     1,250,000    8.000%, 06/01/15 .........................................                    1,162,500
                                                                                           --------------

                  ELECTRONIC COMPONENTS - MISCELLANEOUS (1.3%)
                  Celestica, Inc.
     2,250,000    7.625%, 07/01/13 .........................................                    2,193,750
                                                                                           --------------

                  ELECTRONICS - MILITARY (0.7%)
                  L-3 Communications Corp.
     1,250,000    7.625%, 06/15/12 .........................................                    1,253,125
                                                                                           --------------

                  ENERGY EXPLORATION & PRODUCTION (0.4%)
                  Encore Acquisition Co.
       750,000    6.250%, 04/15/14 .........................................                      645,000
                                                                                           --------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                  VALUE
--------------    ----------------------------------------------------------               --------------
                  FOOD - MISCELLANEOUS/DIVERSIFIED (3.6%)
                  Chiquita Brands International, Inc.
$    2,250,000    7.500%, 11/01/14 .........................................               $    1,890,000
                  Del Monte Corp.
     4,250,000    8.625%, 12/15/12 .........................................                    4,303,125
                                                                                           --------------
                                                                                                6,193,125
                                                                                           --------------

                  FOOD - RETAIL (2.0%)
                  Stater Brothers Holdings, Inc.
     3,500,000    8.125%, 06/15/12 .........................................                    3,447,500
                                                                                           --------------

                  FUNERAL SERVICE & RELATED ITEMS (1.8%)
                  Carriage Services, Inc.
       700,000    7.875%, 01/15/15 .........................................                      526,750
                  Service Corp. International
     2,750,000    7.375%, 10/01/14 .........................................                    2,598,750
                                                                                           --------------
                                                                                                3,125,500
                                                                                           --------------

                  HOSPITALS (2.8%)
                  Vanguard Health Holding Co. II, LLC
     5,000,000    9.000%, 10/01/14 .........................................                    4,787,500
                                                                                           --------------

                  INDEPENDENT POWER PRODUCER (0.8%)
                  NRG Energy, Inc.
     1,515,000    8.500%, 06/15/19 .........................................                    1,467,656
                                                                                           --------------

                  MEDICAL - HOSPITALS (8.4%)
                  Community Health Systems, Inc.
     4,250,000    8.875%, 07/15/15 .........................................                    4,165,000
                  HCA, Inc.
     9,000,000    6.750%, 07/15/13 .........................................                    7,920,000
                  Iasis Healthcare LLC
     2,500,000    8.750%, 06/15/14 .........................................                    2,450,000
                                                                                           --------------
                                                                                               14,535,000
                                                                                           --------------

                  MEDICAL INSTRUMENTS (1.6%)
                  Boston Scientific Corp.
     3,000,000    6.400%, 06/15/16 .........................................                    2,790,000
                                                                                           --------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                  VALUE
--------------    ----------------------------------------------------------               --------------
                  MEDICAL - NURSING HOMES (1.1%)
                  Sun Healthcare Group, Inc.
$    2,000,000    9.125%, 04/15/15 .........................................               $    1,980,000
                                                                                           --------------

                  MEDICAL PRODUCTS (0.6%)
                  Hanger Orthopedic Group, Inc.
     1,000,000    10.250%, 06/01/14 ........................................                    1,032,500
                                                                                           --------------

                  OFFICE AUTOMATION & EQUIPMENT (0.6%)
                  Xerox Corp.
     1,000,000    7.625%, 06/15/13 .........................................                    1,007,231
                                                                                           --------------

                  OIL & GAS DRILLING (1.1%)
                  Pride International, Inc.
     2,000,000    7.375%, 07/15/14 .........................................                    1,985,000
                                                                                           --------------

                  OIL COMPANY - EXPLORATION & PRODUCTION (6.7%)
                  Berry Petroleum Co.
     1,125,000    10.250%, 06/01/14 ........................................                    1,136,250
                  Bill Barrett Corp.
       615,000    9.875%, 07/15/16 .........................................                      605,006
                  Comstock Resources, Inc.
     1,750,000    6.875%, 03/01/12 .........................................                    1,680,000
                  McMoRan Exploration Co.
     2,250,000    11.875%, 11/15/14 ........................................                    1,904,062
                  Penn Virginia Corp.
       930,000    10.375%, 06/15/16 ........................................                      946,275
                  Petrohawk Energy Corp.
     3,000,000    9.125%, 07/15/13 .........................................                    2,985,000
                  Whiting Petroleum Corp.
     2,500,000    7.250%, 05/01/12 .........................................                    2,393,750
                                                                                           --------------
                                                                                               11,650,343
                                                                                           --------------

                  PHYSICAL THERAPY/REHAB CENTERS (1.8%)
                  HealthSouth Corp.
     3,500,000    7.217%, 06/15/14 (Floating Rate Note) ....................                    3,193,750
                                                                                           --------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                  VALUE
--------------    ----------------------------------------------------------               --------------
                  PHYSIOLOGICAL PRACTICE MANAGEMENT (0.4%)
                  US Oncology, Inc.
$      750,000    9.000%, 08/15/12 .........................................               $      766,875
                                                                                           --------------

                  PIPELINES (0.6%)
                  El Paso Corp.
     1,000,000    8.250%, 02/15/16 .........................................                      972,500
                                                                                           --------------

                  PRIVATE CORRECTIONS (1.9%)
                  Corrections Corporation of America
     3,500,000    6.250%, 03/15/13 .........................................                    3,316,250
                                                                                           --------------

                  RETAIL - HYPERMARKETS (1.8%)
                  Supervalu, Inc.
     3,275,000    8.000%, 05/01/16 .........................................                    3,176,750
                                                                                           --------------

                  SPECIAL PURPOSE ENTITY (2.0%)
                  Global Cash Access, Inc.
       725,000    8.750%, 03/15/12 .........................................                      670,625
                  Universal City Development Partners, LTD and UCPP
                     Finance, Inc.
     3,000,000    11.750%, 04/01/10 ........................................                    2,857,500
                                                                                           --------------
                                                                                                3,528,125
                                                                                           --------------

                  TELECOM SERVICES (3.3%)
                  Qwest Corp.
     1,750,000    8.875%, 03/15/12 .........................................                    1,763,125
                  Time Warner Telecomm Holdings, Inc.
     4,000,000    9.250%, 02/15/14 .........................................                    3,970,000
                                                                                           --------------
                                                                                                5,733,125
                                                                                           --------------

                  TELEPHONE - INTEGRATED (14.9%)
                  Cincinnati Bell, Inc.
     5,250,000    8.375%, 01/15/14 .........................................                    4,856,250
                  Citizens Communications Co.
     3,000,000    6.250%, 01/15/13 .........................................                    2,760,000

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                  VALUE
--------------    ----------------------------------------------------------               --------------
                  TELEPHONE - INTEGRATED (CONTINUED)
                  Frontier Communications Corp.
$    1,125,000    8.250%, 05/01/14 .........................................               $    1,063,125
                  Qwest Communications International, Inc.
     7,000,000    7.500%, 02/15/14 .........................................                    6,387,500
                  Sprint Capital Corp.
     6,500,000    7.625%, 01/30/11 .........................................                    6,426,875
                  Windstream Corp.
     4,500,000    8.125%, 08/01/13 .........................................                    4,353,750
                                                                                           --------------
                                                                                               25,847,500
                                                                                           --------------

                  Total Investments (cost $160,701,831 - note 4) ...........    94.2%         163,816,068
                  Other assets less liabilities ............................     5.8           10,079,465
                                                                               -----       --------------
                  Net Assets ...............................................   100.0%      $  173,895,533
                                                                               =====       ==============

PORTFOLIO                                                            PERCENT OF
DISTRIBUTION (UNAUDITED)                                            INVESTMENTS
------------------------                                            -----------
Advertising Agencies                                                        0.2%
Apparel Manufacturers                                                       4.5
Beverage - Wine/Spirits                                                     2.5
Cable/Satellite TV                                                          8.4
Casino Hotels                                                               0.5
Cellular Telecommunications                                                 7.5
Coal                                                                        0.8
Commercial Services                                                         2.5
Containers - Metal/Glass                                                    5.0
Containers - Paper/Plastic                                                  1.2
Dialysis Centers                                                            2.4
Diversified Operations                                                      0.7
Electronic Components - Miscellaneous                                       1.3
Electronics - Military                                                      0.8
Energy Exploration & Production                                             0.4
Food - Miscellaneous/Diversified                                            3.8
Food - Retail                                                               2.1
Funeral Service & Related Items                                             1.9
Hospitals                                                                   2.9
Independent Power Producer                                                  0.9
Medical - Hospitals                                                         8.9
Medical Instruments                                                         1.7
Medical - Nursing Homes                                                     1.2
Medical Products                                                            0.6
Office Automation & Equipment                                               0.6
Oil & Gas Drilling                                                          1.2
Oil Company - Exploration & Production                                      7.1
Physical Therapy/Rehab Centers                                              1.9
Physiological Practice Management                                           0.5
Pipelines                                                                   0.6
Private Corrections                                                         2.0
Retail - Hypermarkets                                                       1.9
Special Purpose Entity                                                      2.2
Telecom Services                                                            3.5
Telephone - Integrated                                                     15.8
                                                                          -----
                                                                          100.0%
                                                                          =====

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2009 (unaudited)

ASSETS
        Investments at value (cost $160,701,831) ................................................    $       163,816,068
        Cash ....................................................................................             10,587,769
        Interest receivable .....................................................................              3,555,773
        Receivable for Fund shares sold .........................................................              1,034,516
        Other assets ............................................................................                 34,823
                                                                                                     -------------------
        Total assets ............................................................................            179,028,949
                                                                                                     -------------------
LIABILITIES
        Payable for investment securities purchased .............................................              3,732,183
        Dividends payable .......................................................................                871,198
        Payable for Fund shares redeemed ........................................................                408,245
        Management fees payable .................................................................                 70,260
        Distribution and service fees payable ...................................................                 22,480
        Accrued expenses and other liabilities ..................................................                 29,050
                                                                                                     -------------------
        Total liabilities .......................................................................              5,133,416
                                                                                                     -------------------
NET ASSETS ......................................................................................    $       173,895,533
                                                                                                     ===================
        Net Assets consist of:
        Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .....    $           205,384
        Additional paid-in capital ..............................................................            174,981,161
        Net unrealized appreciation on investments (note 4) .....................................              3,114,237
        Accumulated net realized loss on investments ............................................             (4,405,249)
                                                                                                     -------------------
                                                                                                     $       173,895,533
                                                                                                     ===================
CLASS A
        Net Assets ..............................................................................    $        31,250,173
                                                                                                     ===================
        Capital shares outstanding ..............................................................              3,691,765
                                                                                                     ===================
        Net asset value and redemption price per share ..........................................    $              8.46
                                                                                                     ===================
        Maximum offering price per share (100/96 of $8.46 adjusted to nearest cent) .............    $              8.81
                                                                                                     ===================
CLASS C
        Net Assets ..............................................................................    $        17,412,624
                                                                                                     ===================
        Capital shares outstanding ..............................................................              2,056,962
                                                                                                     ===================
        Net asset value and offering price per share ............................................    $              8.47
                                                                                                     ===================
        Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
           during the first 12 months after purchase) ...........................................    $              8.47*
                                                                                                     ===================
CLASS I
        Net Assets ..............................................................................    $        40,399,710
                                                                                                     ===================
        Capital shares outstanding ..............................................................              4,769,724
                                                                                                     ===================
        Net asset value, offering and redemption price per share ................................    $              8.47
                                                                                                     ===================
CLASS Y
        Net Assets ..............................................................................    $        84,833,026
                                                                                                     ===================
        Capital shares outstanding ..............................................................             10,019,949
                                                                                                     ===================
        Net asset value, offering and redemption price per share ................................    $              8.47
                                                                                                     ===================

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

Investment Income:
        Interest income ......................................                      $   5,889,785

Expenses:
        Management fees (note 3) .............................    $     422,814
        Distribution and service fees (note 3) ...............          104,187
        Transfer and shareholder servicing agent fees (note 3)           89,822
        Trustees' fees and expenses ..........................           52,835
        Registration fees and dues ...........................           23,319
        Fund accounting fees .................................           17,159
        Legal fees (note 3) ..................................           15,587
        Shareholders' reports ................................           12,589
        Auditing and tax fees ................................            8,926
        Insurance ............................................            2,682
        Chief compliance officer (note 3) ....................            2,076
        Custodian fees (note 7) ..............................            1,143
        Miscellaneous ........................................           13,404
                                                                  -------------
        Total expenses .......................................          766,543

        Management fee waived (note 3) .......................         (128,945)
        Expenses paid indirectly (note 7) ....................           (4,876)
                                                                  -------------
        Net expenses .........................................                            632,722
                                                                                    -------------
        Net investment income ................................                          5,257,063

Realized and Unrealized Gain (Loss) on Investments:
        Net realized gain (loss) from securities transactions        (2,215,499)
        Change in unrealized depreciation on investments .....       11,773,680
                                                                  -------------

        Net realized and unrealized gain (loss) on investments                          9,558,181
                                                                                    -------------
        Net change in net assets resulting from operations ...                      $  14,815,244
                                                                                    =============

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED
                                                                              JUNE 30, 2009         YEAR ENDED
                                                                               (UNAUDITED)       DECEMBER 31, 2008
                                                                           -----------------     -----------------
OPERATIONS:
        Net investment income .........................................    $       5,257,063     $       3,137,550
        Net realized gain (loss) from securities transactions .........           (2,215,499)           (2,075,356)
        Change in unrealized appreciation (depreciation) on investments           11,773,680            (8,127,881)
                                                                           -----------------     -----------------
          Change in net assets resulting from operations ..............           14,815,244            (7,065,687)
                                                                           -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
        Class A Shares:
        Net investment income .........................................             (983,536)           (1,006,897)
        Class C Shares:
        Net investment income .........................................             (429,545)             (314,739)
        Class I Shares:
        Net investment income .........................................           (1,483,908)             (698,035)
        Class Y Shares:
        Net investment income .........................................           (2,360,074)           (1,120,124)
                                                                           -----------------     -----------------
          Change in net assets from distributions .....................           (5,257,063)           (3,139,795)
                                                                           -----------------     -----------------
CAPITAL SHARE TRANSACTIONS (note 5):
        Proceeds from shares sold .....................................           98,752,597            66,260,293
        Short-term trading redemption fees ............................               17,430                14,772
        Reinvested dividends and distributions ........................            3,478,128             2,453,356
        Cost of shares redeemed .......................................          (16,661,743)          (10,075,672)
                                                                           -----------------     -----------------
          Change in net assets from capital share transactions ........           85,586,412            58,652,749
                                                                           -----------------     -----------------
          Change in net assets ........................................           95,144,593            48,447,267

NET ASSETS:
        Beginning of period ...........................................           78,750,940            30,303,673
                                                                           -----------------     -----------------
        End of period .................................................    $     173,895,533     $      78,750,940
                                                                           =================     =================

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

      Aquila Three Peaks High Income Fund (the "Fund") is an open-end investment company, which is organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y Shares. Class A Shares are sold with a front-payment sales charge and bear a distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail investors. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. Class I Shares are sold at net asset value without any sales charge, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective January 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the Schedule of Investments), used to value the Fund's net assets as of June 30, 2009:

            VALUATION INPUTS                           INVESTMENTS IN SECURITIES
            ----------------                           -------------------------
            Level 1 - Quoted Prices ........................   $         --
            Level 2 - Other Significant Observable Inputs
              Corporate Bonds ..............................    163,816,068
            Level 3 - Significant Unobservable Inputs ......             --
                                                               ------------
            Total ..........................................   $163,816,068
                                                               ============

c)    ACCOUNTING  PRONOUNCEMENTS:   In  April  2009,  the  Financial  Accounting
      Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of FSP 157-4 did not have an impact on the Fund's financial statements and the Fund has made the required additional disclosures.

      In May 2009, the FASB issued SFAS No. 165,  "Subsequent  Events" (SFAS No.
      165). The Fund adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events through the issuance of its financial statements on August 28, 2009.

      The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective June 30, 2009. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities, including how such activities are accounted for and their effect on a fund's financial position, performance and cash flows. The Fund does not invest in derivative instruments or engage in hedging activities. As a result, SFAS 161 did not impact the Fund's financial statements.

d) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e) FEDERAL INCOME TAXES: The Fund intends to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2006-2008) and has determined that implementation of FIN 48 did not have a material impact on the Fund's financial statements.

f) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2008, a reclassification was made to increase undistributed net investment income by $2,245 and decrease paid-in capital by $2,245.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund's average net assets.

      Three Peaks Capital Management, LLC (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of average net assets, 0.40% on the next $150 million of average net assets and 0.35% on average assets above $250 million.

      For the six months ended June 30, 2009, the Fund incurred management fees of $422,814, of which $128,945 were waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2009 through December 31, 2009 so that total Fund expenses will not exceed 1.00% for Class A Shares, 1.80% for Class C Shares, 1.08% for Class I Shares and 0.80% for Class Y Shares. At the present time, it is expected that a similar contractual undertaking will be in place through 2010. For a period of three years, subsequent to the end of each of the Fund's fiscal years, the Manager may recover from the Fund fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed contractual limitations. As of June 30, 2009, the Manager may recover waived and/or reimbursed expenses in the amount of $985,985 of which $298,908 expires on December 31, 2009, $321,412 which expires on December 31, 2010, $236,720 which expires on December 31, 2011 and $128,945 which expires on December 31, 2012 so long as any current contractual limitations are not exceeded.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2009, distribution fees on Class A Shares amounted to $24,529, of which the Distributor retained $1,996.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2009, amounted to $44,870. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2009, amounted to $14,956. The total of these payments made with respect to Class C Shares amounted to $59,826, of which the Distributor retained $9,689.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2009, these payments were made at the average annual rate of 0.25% (0.10% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $46,958 of which $19,832 related to the Plan and $27,126 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through intermediaries. For the six months ended June 30, 2009, total commissions on sales of Class A Shares amounted to $370,775 of which the Distributor received $71,843.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended June 30, 2009 the Fund incurred $15,583 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2009, purchases of securities and proceeds from the sales of securities aggregated $173,351,263 and $88,114,069, respectively.

      At June 30, 2009, the aggregate tax cost for all securities was $160,701,831. At June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $5,081,823 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,967,586 for a net unrealized appreciation of $3,114,237.

5. CAPITAL SHARE TRANSACTIONS

a) TRANSACTIONS IN CAPITAL SHARES OF THE FUND WERE AS FOLLOWS:

                                       Six Months Ended
                                         June 30, 2009                        Year Ended
                                          (Unaudited)                      December 31, 2008
                                 -----------------------------        -----------------------------
                                    Shares           Amount              Shares           Amount
                                 ------------     ------------        ------------     ------------
CLASS A SHARES:
    Proceeds from shares sold       2,070,700     $ 17,151,847           1,177,046     $ 10,276,007
    Reinvested dividends ....          69,350          576,816              65,888          578,363
    Cost of shares redeemed .        (516,297)      (4,314,481)           (363,088)      (3,139,293)
                                 ------------     ------------        ------------     ------------
      Net change ............       1,623,753       13,414,182             879,846        7,715,077
                                 ------------     ------------        ------------     ------------
CLASS C SHARES:
    Proceeds from shares sold       1,257,576       10,423,332             559,855        4,873,149
    Reinvested dividends ....          21,280          176,954              21,710          190,142
    Cost of shares redeemed .         (79,990)        (666,668)            (88,485)        (765,328)
                                 ------------     ------------        ------------     ------------
      Net change ............       1,198,866        9,933,618             493,080        4,297,963
                                 ------------     ------------        ------------     ------------
CLASS I SHARES:
    Proceeds from shares sold       1,410,401       11,643,245           3,995,042       31,972,747
    Reinvested dividends ....         145,101        1,206,417              86,557          696,177
    Cost of shares redeemed .        (816,057)      (6,726,289)(a)        (415,570)      (3,322,965)(a)
                                 ------------     ------------        ------------     ------------
      Net change ............         739,445        6,123,373           3,666,029       29,345,959
                                 ------------     ------------        ------------     ------------
CLASS Y SHARES:
    Proceeds from shares sold       7,180,666       59,534,173           2,289,161       19,138,390
    Reinvested dividends ....         182,011        1,517,941             114,276          988,674
    Cost of shares redeemed .        (594,328)      (4,936,875)(b)        (314,909)      (2,833,314)
                                 ------------     ------------        ------------     ------------
      Net change ............       6,768,349       56,115,239           2,088,528       17,293,750
                                 ------------     ------------        ------------     ------------
Total transactions in Fund
    shares ..................      10,330,413     $ 85,586,412           7,127,483     $ 58,652,749
                                 ============     ============        ============     ============

(a)   Net  of  short-term   trading  redemption  fees  of  $7,965  and  $14,772,
      respectively.
(b)   Net of short-term trading redemption fees of $9,465.

b) SHORT-TERM TRADING REDEMPTION FEE: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 1.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fee is paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retains the fee charged as paid-in capital which becomes part of the Fund's daily net asset value (NAV) calculation. The fee does not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability. For the six months ended June 30, 2009, fees collected did not have a material effect on the financial highlights.

6. PORTFOLIO ORIENTATION

      The Fund may invest up to 100% in high-yield/high-risk bonds, also known as "junk bonds." High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

8. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital. As of December 31, 2008, the Fund had a capital loss carryover of $1,081,746 that if not offset by capital gains will expire in 2016.

      As of December 31, 2008 there were post-October capital loss deferrals of $1,108,004, which will be recognized in the following year.

The tax character of distributions:

                                          Year Ended            Year Ended
                                       December 31, 2008     December 31, 2007
                                       -----------------     -----------------
Ordinary income ...................    $       3,139,795     $       1,362,738
Long term capital gains ...........                   --                 2,123
                                       -----------------     -----------------
                                       $       3,139,795     $       1,364,861
                                       =================     =================

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Ordinary income ...................    $              --
Accumulated net loss on investments           (1,081,746)
Deferred post October losses ......           (1,108,004)
Unrealized depreciation ...........           (8,659,443)
                                       -----------------
                                       $     (10,849,193)
                                       =================

                      AQUILA THREE PEAKS HIGH INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS A
                                                    ---------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED DECEMBER 31,        PERIOD
                                                      6/30/09       -----------------------         ENDED
                                                    (UNAUDITED)       2008           2007        12/31/06(1)
                                                    -----------     --------       --------       --------
Net asset value, beginning of period ...........    $   7.71        $   9.84       $  10.10       $  10.00
                                                    -----------     --------       --------       --------
Income (loss) from investment operations:
    Net investment income ......................        0.33++          0.65++         0.63++         0.30+
    Net gain (loss) on securities (both realized
      and unrealized) ..........................        0.75           (2.13)         (0.24)          0.11
                                                    -----------     --------       --------       --------
    Total from investment operations ...........        1.08           (1.48)          0.39           0.41
                                                    -----------     --------       --------       --------
Less distributions:
    Dividends from net investment income .......       (0.33)          (0.65)         (0.63)         (0.30)
    Distributions from capital gains ...........          --              --          (0.02)         (0.01)
                                                    -----------     --------       --------       --------
    Total distributions ........................       (0.33)          (0.65)         (0.65)         (0.31)
                                                    -----------     --------       --------       --------
Net asset value, end of period .................    $   8.46        $   7.71       $   9.84       $  10.10
                                                    ===========     ========       ========       ========
Total return (not reflecting sales charge) .....       14.22%*        (15.72)%         3.95%          4.11%*
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $ 31,250        $ 15,952       $ 11,688       $  5,003
    Ratio of expenses to average net assets ....        1.00%**         1.16%          1.15%          1.53%**
    Ratio of net investment income to average
      net assets ...............................        7.99%**         7.05%          6.15%          4.90%**
    Portfolio turnover rate ....................       76.96%*         65.53%        157.39%        100.40%*

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets ........        1.20%**         1.62%          2.54%         10.77%**
Ratio of net investment income (loss) to
    average net assets .........................        7.79%**         6.59%          4.76%         (4.34%)**

The expense ratios after giving effect to waiver of fees, expense  remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....        1.00%**         1.00%          1.00%          1.00%**

                                                                            CLASS C
                                                    -------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED DECEMBER 31,        PERIOD
                                                      6/30/09       -----------------------         ENDED
                                                    (UNAUDITED)       2008           2007        12/31/06(2)
                                                    -----------     --------       --------       --------
Net asset value, beginning of period ...........    $   7.71        $   9.84       $  10.10       $  10.00
                                                    -----------     --------       --------       --------
Income (loss) from investment operations:
    Net investment income ......................        0.29++          0.57++         0.55++         0.26+
    Net gain (loss) on securities (both realized
      and unrealized) ..........................        0.77           (2.12)         (0.24)          0.10
                                                    -----------     --------       --------       --------
    Total from investment operations ...........        1.06           (1.55)          0.31           0.36
                                                    -----------     --------       --------       --------
Less distributions:
    Dividends from net investment income .......       (0.30)          (0.58)         (0.55)         (0.25)
    Distributions from capital gains ...........          --              --          (0.02)         (0.01)
                                                    -----------     --------       --------       --------
    Total distributions ........................       (0.30)          (0.58)         (0.57)         (0.26)
                                                    -----------     --------       --------       --------
Net asset value, end of period .................    $   8.47        $   7.71       $   9.84       $  10.10
                                                    ===========     ========       ========       ========
Total return (not reflecting sales charge) .....       13.90%*        (16.41)%         3.11%          3.63%*
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $ 17,413        $  6,620       $  3,591       $  1,067
    Ratio of expenses to average net assets ....        1.80%**         1.96%          1.95%          2.04%**
    Ratio of net investment income to average
      net assets ...............................        7.14%**         6.28%          5.35%          4.84%**
    Portfolio turnover rate ....................       76.96%*         65.53%        157.39%        100.40%*

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets ........        1.98%**         2.39%          3.31%          5.83%**
Ratio of net investment income (loss) to
    average net assets .........................        6.95%**         5.84%          3.99%          1.05%**

The expense ratios after giving effect to waiver of fees, expense  remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....        1.79%**         1.80%          1.80%          1.80%**

----------
1     Commenced operations on 6/01/06.
2     Commenced operations on 6/08/06.
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS I
                                                    ---------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED DECEMBER 31,        PERIOD
                                                      6/30/09       -----------------------         ENDED
                                                    (UNAUDITED)       2008           2007        12/31/06(1)
                                                    -----------     --------       --------       --------
Net asset value, beginning of period ...........    $   7.72        $   9.84       $  10.10       $   9.96
                                                    -----------     --------       --------       --------
Income (loss) from investment operations:
    Net investment income ......................        0.34++          0.67++         0.64++         0.29+
    Net gain (loss) on securities (both realized
      and unrealized) ..........................        0.75           (2.14)         (0.24)          0.15
                                                    -----------     --------       --------       --------
    Total from investment operations ...........        1.09           (1.47)          0.40           0.44
                                                    -----------     --------       --------       --------
Less distributions:
    Dividends from net investment income .......       (0.34)          (0.65)         (0.64)         (0.29)
    Distributions from capital gains ...........          --              --          (0.02)         (0.01)
                                                    -----------     --------       --------       --------
    Total distributions ........................       (0.34)          (0.65)         (0.66)         (0.30)
                                                    -----------     --------       --------       --------
Net asset value, end of period .................    $   8.47        $   7.72       $   9.84       $  10.10
                                                    ===========     ========       ========       ========
Total return (not reflecting sales charge) .....       14.23%*        (15.58)%         4.03%          4.50%*
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $ 40,400        $ 31,098       $  3,583       $  2,735
    Ratio of expenses to average net assets ....        0.96%**         1.07%          1.10%          1.32%**
    Ratio of net investment income to average
      net assets ...............................        8.18%**         8.03%          6.24%          5.34%**
    Portfolio turnover rate ....................       76.96%*         65.53%        157.39%        100.40%*

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets ........        1.16%**         1.34%          2.70%          7.81%**
Ratio of net investment income (loss) to
    average net assets .........................        7.98%**         7.76%          4.63%         (1.15%)**

The expense ratios after giving effect to waiver of fees, expense  remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....        0.95%**         0.93%          0.93%          0.94%**

                                                                            CLASS Y
                                                    -------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED DECEMBER 31,        PERIOD
                                                      6/30/09       -----------------------         ENDED
                                                    (UNAUDITED)       2008           2007        12/31/06(2)
                                                    -----------     --------       --------       --------
Net asset value, beginning of period ...........    $   7.71        $   9.84       $  10.10       $  10.00
                                                    -----------     --------       --------       --------
Income (loss) from investment operations:
    Net investment income ......................        0.34++          0.67++         0.65++         0.32+
    Net gain (loss) on securities (both realized
      and unrealized) ..........................        0.76           (2.13)         (0.24)          0.10
                                                    -----------     --------       --------       --------
    Total from investment operations ...........        1.10           (1.46)          0.41           0.42
                                                    -----------     --------       --------       --------
Less distributions:
    Dividends from net investment income .......       (0.34)          (0.67)         (0.65)         (0.31)
    Distributions from capital gains ...........          --              --          (0.02)         (0.01)
                                                    -----------     --------       --------       --------
    Total distributions ........................       (0.34)          (0.67)         (0.67)         (0.32)
                                                    -----------     --------       --------       --------
Net asset value, end of period .................    $   8.47        $   7.71       $   9.84       $  10.10
                                                    ===========     ========       ========       ========
Total return (not reflecting sales charge) .....       14.45%*        (15.56)%         4.16%          4.22%*
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $ 84,833        $ 25,081       $ 11,441       $  1,834
    Ratio of expenses to average net assets ....        0.80%**         0.96%          0.95%          1.07%**
    Ratio of net investment income to average
      net assets ...............................        8.17%**         7.39%          6.40%          5.95%**
    Portfolio turnover rate ....................       76.96%*         65.53%        157.39%        100.40%*

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets ........        0.99%**         1.38%          2.26%          5.38%**
Ratio of net investment income (loss) to
    average net assets .........................        7.98%**         6.96%          5.08%          1.65%**

The expense ratios after giving effect to waiver of fees, expense  remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....        0.80%**         0.80%          0.80%          0.80%**

----------
1     Commenced operations on 6/01/06.
2     Commenced operations on 6/08/06.
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2009

                  ACTUAL
               TOTAL RETURN      BEGINNING          ENDING           EXPENSES
                  WITHOUT         ACCOUNT           ACCOUNT         PAID DURING
             SALES CHARGES(1)      VALUE             VALUE         THE PERIOD(2)
--------------------------------------------------------------------------------
Class A          14.22%          $1,000.00         $1,142.20          $5.31
--------------------------------------------------------------------------------
Class C          13.90%          $1,000.00         $1,139.00          $9.49
--------------------------------------------------------------------------------
Class I          14.23%          $1,000.00         $1,142.30          $5.05
--------------------------------------------------------------------------------
Class Y          14.45%          $1,000.00         $1,144.50          $4.25
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.00%, 1.79%, 0.95% AND 0.80% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2009

               HYPOTHETICAL
                ANNUALIZED       BEGINNING          ENDING           EXPENSES
                   TOTAL          ACCOUNT           ACCOUNT         PAID DURING
                  RETURN           VALUE             VALUE         THE PERIOD(1)
--------------------------------------------------------------------------------
Class A           5.00%          $1,000.00         $1,019.84          $5.01
--------------------------------------------------------------------------------
Class C           5.00%          $1,000.00         $1,015.92          $8.95
--------------------------------------------------------------------------------
Class I           5.00%          $1,000.00         $1,020.08          $4.76
--------------------------------------------------------------------------------
Class Y           5.00%          $1,000.00         $1,020.83          $4.01
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.00%, 1.79%, 0.95% AND 0.80% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund's entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund's portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund's portfolio holding schedule for the most recently completed period by visiting the Fund's website at www.aquilafunds.com. The Fund also discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on the 5th business day following the month end. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not generally invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until September 30, 2009 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and Aquila Investment Management LLC (the "Manager") and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Three Peaks Capital Management, LLC (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in September, 2008. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o The Annual Report of the Fund for the year ended December 31, 2007 and Semi-Annual Report for the six months ended June 30, 2008;

      o A report, prepared by the Manager and provided to the Trustees for the Trustees review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager has provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Manager has arranged for the Sub-Adviser to provide investment management of the Fund's portfolio. The Trustees noted the extensive experience of the Sub-Adviser's Chief Investment Officer and portfolio manager, Mr. Sandy Rufenacht, and his investment management team. Since inception of the Fund, the Trustees received detailed presentations by Mr. Rufenacht covering the Sub-Adviser's research and investment process. Mr. Rufenacht has also been available and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle in light of prevailing interest rates and economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with high current income as well as capital appreciation.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND, THE MANAGER AND THE SUB-ADVISER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its peer group and benchmark index for the 1-month, year-to-date, one-year, and two-year periods. It was noted that the materials provided by the Manager indicated that the Fund had performed in a manner consistent with the investment strategy of the Sub-Adviser, which was anticipated to produce performance results different from the benchmark indices as a result of under weighting certain investments that the Sub-Adviser deems to be outside of the Fund's risk tolerance.

      The Board concluded that the performance of the Fund was excellent in light of market conditions and its emphasis on minimizing volatility. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and a peer group which was provided to the Trustees for their review and discussion. The materials also showed the lack of profitability to the Manager and the Sub-Adviser of their services to the Fund during the first 25 months of operations.

      The Board noted that the entire portion of the management fee had been waived by both the Manager and Sub-Adviser. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2008 through December 31, 2008 so that the total Fund expenses would not exceed 1.00% for Class A Shares, 1.80% for Class C Shares, 1.08% for Class I Shares and 0.80% for Class Y Shares. The Manager had indicated that it intended to continue waiving fees and subsidizing expenses as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about a peer group of funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees to be paid were similar to and were reasonable in light of the fact that the Fund was in the initial start-up phase of operation and the asset base had not yet reached critical mass.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the lack of profitability to the Manager and Sub-Adviser was consistent with approval of the fees to be paid under the Advisory Agreement and Sub-Advisory Agreement. (The Board noted that the Distributor did not derive profits from its relationship with the Fund.)

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Trustees noted that both the Manager and Sub-Adviser were currently waiving the entire portion of their respective fees and that the Manager had indicated that it intended to continue waiving fees and subsidizing expenses as necessary in order that the Fund would remain competitive. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  THREE PEAKS CAPITAL MANAGEMENT, LLC
  3750 Dacoro Lane, Suite 100
  Castle Rock, Colorado  80109

BOARD OF TRUSTEES
  Diana P. Herrmann, Chair
  John M. Burlingame
  Theodore T. Mason
  Glenn P. O'Flaherty
  Russell K. Okata
  John J. Partridge

OFFICERS
  Diana P. Herrmann, President
  Charles E. Childs, III, Executive Vice President
  Maryann Bruce, Senior Vice President
  Marie E. Aro, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  TAIT, WELLER & BAKER LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

	Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND




By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 2, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 2, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 2, 2009




By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 2, 2009





AQUILA THREE PEAKS HIGH INCOME FUND

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.